SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		12 Months Ended
	Jan. 09, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($)	May 01, 2023 USD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Dec. 31, 2021 USD ($)
Common stock, voting rights		more than 50% of the voting common stock
Cash		$ 999,506		$ 22,505,969	$ 585,654		$ 1,172,581		$ 183,311	$ 243,567
Cash equivalents		0		0	0	$ 0	0
Investment held in treasury		24,874		21,000,000	21,252,639		88,102,610
Revenue returns			$ 1,162	1,183		41,755
Value-added tax paid		$ 37,311		$ 37,179		32,607
Commission fee percentage		25.00%		25.00%
Advertising expense		$ 2,242	$ 4,095	$ 4,191		57,347
Potentially dilutive warrants | shares			909,875
Non-controlling interests		164,499		8,666		4,836
Underwriter discount					4,743,750
Temporary equity carrying amount					$ 20,457,011		87,934,212
Corporate alternative minimum tax					15.00%
Delaware franchise tax					$ 205,000		168,398
Federal deposit insurance corporation					250,000
Cash, uninsured amount		621,561		611,947	335,654	1,435,543	$ 922,581
Inventory write off				30,753
Deferred revenue						21,198					$ 700,385
Unearned membership fee						21,198
Non-controlling interests						4,836
IPO [Member]
Offering costs					$ 475,348
Restatement [Member]
Investment held in treasury				21,346,768
Non-controlling interests				8,666		$ 4,836
Cash, uninsured amount				21,989,947
Non-controlling interests				$ 3,830
Warrant [Member]
Potentially dilutive warrants | shares		4,549,375	4,549,375	0		0
Product [Member]
Revenue returns				$ 1,183
Membership [Member]
Revenue returns			1,162			41,755
Food and Beverage [Member]
Revenue returns		$ 286,110	$ 187,776	$ 817,761		$ 449,239
Common Class A [Member]
Number of shares redeemed | shares	1,942,108
Amount held in trust account	$ 21,000,000							$ 68,400,000
HWH World Inc [Member]
Revenue from subsidiary percent		0.00%	6.00%
F&B Business [Member]
Revenue from subsidiary percent		100.00%	94.00%
Alset F&B One Pte. Ltd Business [Member]
Revenue from subsidiary percent		40.00%	45.00%
Hapi Cafe Korea Inc [Member]
Revenue from subsidiary percent		4.00%	7.00%
Hapi Cafe SG Pte. Ltd [Member]
Revenue from subsidiary percent		19.00%	22.00%
Alset F And B Pte. Ltd Business [Member]
Revenue from subsidiary percent		17.00%	21.00%
Ketomei Pte. Ltd [Member]
Revenue from subsidiary percent		20.00%	0.00%